Basis of preparation and significant changes in the current reporting period - Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Reconciliation Shareholder Equity EU IFRS and IASB IFRS [Abstract]
In accordance with IFRS-EU (attributable to the shareholders of the parent)	€ 50,246	€ 49,698
Adjustment of the EU IAS 39 carve-out	5,582	6,022
Tax effect of the adjustment	(1,516)	(1,636)
Effect of adjustment after tax	4,067	4,386
In accordance with IFRS-IASB Shareholders’ equity	€ 54,313	€ 54,083